Segment Disclosures	11 Months Ended
Dec. 31, 2024
Segment Disclosures [Abstract]
Segment Disclosures

10. Segment disclosures

The Company operates and manages its business activities on a consolidated basis and operates in one reportable segment.

The Company operates as a single reportable and operating segment. Its Chief Executive Officer, serving as the Chief Operating Decision Maker (“CODM”), oversees operations on an aggregated basis to allocate resources effectively. In assessing the Company’s financial performance, the CODM regularly reviews total operating expenses and consolidated net loss.

The measure of segment assets is reported on the balance sheet as total consolidated assets. The Company’s long-lived assets consist primarily of property and equipment, net. As of December 31, 2024 all of long-lived assets were in the U.S.

The table below is a summary of the segment loss from operations, including significant segment expenses (in thousands):

Period from February 6, 2024 (Inception) to December 31, 2024
Research and development personnel-related (excluding stock-based compensation)	$3,959
General and administrative personnel-related (excluding stock-based compensation)	5,054
Research and development stock-based compensation	11,992
General and administrative stock-based compensation	2,927
External research and development	57,680
Other research and development	1,429
General and administrative, excluding personnel-related and stock-based compensation	5,082
Total operating expenses	88,123
Loss from operations	$(88,123)